Subsequent Events (Details Narrative) - USD ($)	1 Months Ended
	Jan. 24, 2025	Dec. 24, 2024	Dec. 28, 2023	Oct. 04, 2023
Subsequent Event [Line Items]
Conversion of shares, value		$ 3,643,500
Conversion price		$ 1.05	$ 0.67	$ 0.5
Conversion of shares		3,470,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of shares, value	$ 3,360,141
Conversion price	$ 1.2301
Conversion of shares	2,371,600